Note 25 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity securities	$ 9,476	$ 11,705
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability, Total	91,229	$ 154,671	$ 115,643
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents	4,052
Equity securities	10,651
Debt securities	0
Warehouse receivables	0
Total assets	14,703
Mortgage derivative liabilities	0
Business Combination, Contingent Consideration, Liability, Total	0
Total liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-related Derivatives [Member]
Derivative assets	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Derivative assets	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents	0
Equity securities	9
Debt securities	16,952
Warehouse receivables	29,623
Total assets	54,184
Mortgage derivative liabilities	0
Business Combination, Contingent Consideration, Liability, Total	0
Total liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-related Derivatives [Member]
Derivative assets	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Derivative assets	7,600
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents	0
Equity securities	0
Debt securities	0
Warehouse receivables	0
Total assets	133,157
Mortgage derivative liabilities	33,930
Business Combination, Contingent Consideration, Liability, Total	91,229
Total liabilities	125,159
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	92,278
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-related Derivatives [Member]
Derivative assets	40,879
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Derivative assets	$ 0